Accrued liabilities and other current liabilities	12 Months Ended
Dec. 31, 2022
Accrued liabilities and other liabilities [Abstract]
Accrued liabilities and other current liabilities
11.	Accrued liabilities and other current liabilities

	As of December 31,
	2021	2022
Qingtian International School acquisition payable (1)	8,000,000	8,000,000
Deposits related to the Group staff apartment sales (2)	3,290,500	3,290,500
Deposits related to internship (3)	-	3,285,946
Payables to third parties (4)	4,500,000	1,328,691
Audit fee payable	642,925	567,687
Interests payable	55,289	387,434
Leasehold improvement payables	390,000	290,000
Others	513,502	1,111,928
Total	17,392,216	18,262,186

(1)	On August 31, 2021, the Group acquired 100% equity interest of Qingtian International School, with a total consideration of RMB23 million in cash. According to payment schedule agreed in the equity transfer agreement, the remaining balance of acquisition payable will be settled within 2022. In 2022, both parties agreed to extend the payable to 2023 given the Group suffered loss from operation.

(2)	Deposit prepaid to the Group for intention of purchasing the Group’s staff apartments which can be freely withdrawn before final approval of the ownership transfer.

(3)	The Group collected deposits from the internship cooperation companies which will be returned to after students have completed the internship.

(4)

Payables to third parties consisted of: (i) loans for daily operational purposes with 1.5% interest rate and due within one year and, (ii) miscellaneous fee collected on behalf of Hainan Advanced Technical School of Communications.